WARRANTS (Tables)	6 Months Ended
Jun. 30, 2021
WARRANTS
Schedule of outstanding warrant activity
	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price

Outstanding December 31, 2020	390,000	$0.63	390,000	$0.63
Additions	350,305	1.61	350,305	1.61
Converted	(40,000)	0.260		0.260
Expired	-	-	-
	-	-	-	-
Outstanding June 30, 2021	700,305	$1.31	700,305	1.31